Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone:  763-765-2913
Telefax:       763-765-6355
stewart.gregg@allianzlife.com
www.allianzlife.com

January 10, 2014

Re:     Allianz Life Insurance Company of North America
Allianz Life Variable Account B
File Nos. 333-185864, 333-185866 and 811-05618

Dear Ms. Samuel:

Enclosed for filing please find Post-Effective Amendment No. 1 to the above referenced Registration Statements on Form N-4 and S-1. The primary purpose of this filing is to add disclosure pertaining to a new unregistered separate account that has been established in accordance with Texas law for the benefit of Contract Owners in the State of Texas. The separate account supports the Company’s obligations pertaining to the Contract’s Index investment options.

For the convenience of the staff in reviewing the Registration Statement, a redline copy of the Registration Statement amendment is being sent via email to the Office of Insurance Products of the Division of Investment Management.

Any additional required prospectus disclosure, financial statements, and exhibits will be filed by an additional post-effective amendment. Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.

The Registrant recognizes that it is responsible for the adequacy and accuracy of disclosures in its Registration Statement. The staff's review and changes to the Registration Statement based on staff comments does not bar the Commission from taking future action with respect to the filing. In addition, the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing. The Registrant may not assert the staff's review or acceleration of the Registration Statement as a defense in any proceeding initiated by the Commission or any person under the Federal securities laws.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:

Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By:    /s/ Stewart D. Gregg

            Stewart D. Gregg